UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

October 31, 2018

NFY-QTLY-1218
1.809090.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount (000s)	Value (000s)
New York - 92.0%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$668
5% 7/1/25	455	512
5% 7/1/26	450	497
5% 7/1/27	540	593
5% 7/1/28	360	393
5% 7/1/29	300	326
5% 7/1/30	575	620
5% 7/1/40	1,000	1,049
5.25% 7/1/35	1,000	1,075
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	370
5% 7/1/24	400	450
5% 7/1/25	250	284
5% 7/1/26	500	566
5% 7/1/27	2,000	2,255
5% 7/1/29	500	559
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	710
5% 7/1/32	1,500	1,691
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	3,804
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,079
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/27	4,000	4,639
5% 7/1/28	750	864
5% 7/1/29	1,400	1,603
5% 7/1/30	1,250	1,424
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,694
5% 7/1/34	3,000	3,357
Series 2016 A:
5% 7/1/36	8,000	8,920
5% 7/1/39	6,185	6,852
5% 7/1/41	2,500	2,716
5% 7/1/46	8,000	8,674
5% 7/1/50	6,280	6,768
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Sys. Proj.) Series 2016 B, 5% 7/1/26	1,400	1,591
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,640
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	619
5% 7/1/27	350	392
5% 7/1/28	500	559
5% 7/1/29	725	807
5% 7/1/31	2,610	2,888
5% 7/1/32	2,660	2,935
5% 7/1/33	2,770	3,051
5% 7/1/34	2,935	3,227
5% 7/1/35	3,000	3,297
5% 7/1/36	1,000	1,098
5% 7/1/40	8,500	9,315
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	957
5% 7/1/30	1,100	1,234
5% 7/1/35	855	940
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,231
5% 7/1/36	1,430	1,595
5% 7/1/37	1,705	1,897
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	697
5% 9/1/30	625	721
5% 9/1/31	1,050	1,207
Series 2017 D:
5% 9/1/29	325	378
5% 9/1/30	400	462
5% 9/1/33	525	598
5% 9/1/34	850	966
5% 9/1/35	1,300	1,472
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	311
5% 9/15/28	275	310
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,322
5% 10/15/33 (FSA Insured)	300	330
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,208
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	802
5% 7/1/33	475	513
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011:
5.25% 2/15/47	6,240	6,606
5.25% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	285	305
Series 2012 A:
5.75% 2/15/47	8,430	9,021
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	390	422
Series 2017 A:
5% 2/15/32	4,000	4,495
5% 2/15/33	10,000	11,185
5% 2/15/34	6,000	6,683
5% 2/15/36	4,750	5,255
5% 2/15/37	2,505	2,766
Jefferson County Civic Facilit (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/47	1,500	1,350
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,027
Series 2012 A, 5% 9/1/42	2,320	2,485
Series 2012 B:
5% 9/1/25	4,000	4,342
5% 9/1/26	10,065	10,925
5% 9/1/27	10,000	10,843
Series 2014 A, 5% 9/1/35	5,000	5,464
Series 2016 B, 5% 9/1/36	3,500	3,852
Series 2017:
5% 9/1/29	500	570
5% 9/1/30	750	849
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	567
5% 7/1/30	1,125	1,258
5% 7/1/32	1,250	1,391
5% 7/1/33	1,000	1,110
5% 7/1/35	1,000	1,106
5% 7/1/40	4,000	4,379
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/23	350	391
5% 5/1/24	750	852
5% 5/1/25	750	862
5% 5/1/26	1,200	1,360
5% 5/1/27	700	791
5% 5/1/29	1,750	1,968
5% 5/1/30	1,000	1,122
5% 5/1/31	1,205	1,349
Series 2018:
5% 5/1/30	8,500	9,827
5% 5/1/32	5,000	5,719
5% 5/1/34	3,000	3,405
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,769
5% 12/1/34	760	833
5% 12/1/35	700	765
5% 12/1/36	700	763
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/28	1,250	1,413
5% 7/1/29	1,050	1,183
5% 7/1/30	1,000	1,123
5% 7/1/31	1,200	1,342
5% 7/1/32	1,250	1,393
Series 2017 A:
5% 7/1/31	1,650	1,885
5% 7/1/32	1,215	1,383
5% 7/1/34	1,310	1,481
Series 2017 C:
4% 7/1/32	1,680	1,728
5% 7/1/30	1,040	1,196
5% 7/1/31	800	914
Series 2017 D:
5% 7/1/30	1,000	1,150
5% 7/1/31	825	943
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,096
5% 11/15/51	3,000	3,152
5% 11/15/56	9,000	9,465
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	21,506
5% 4/1/29	14,040	15,360
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	10,616
5% 7/1/22	5,500	5,832
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	493
5% 7/1/26	1,500	1,649
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,079
5% 7/1/22	2,000	2,155
5% 7/1/27	2,155	2,291
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,355
5% 7/1/37	4,595	4,791
Series 2014 B:
5% 7/1/23	550	603
5% 7/1/27	1,000	1,094
Series 2014 C, 5% 7/1/26	3,000	3,299
New York City Gen. Oblig.:
Series 2012 A-1, 5% 10/1/31	5,910	6,414
Series 2012 A1, 5% 8/1/24	2,400	2,564
Series 2012 G1, 5% 4/1/25	4,300	4,653
Series 2017 A, 5% 8/1/34	5,355	5,973
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,880
Series 2009 GG, 5.25% 6/15/40	7,000	7,122
Series 2011 EE:
5.375% 6/15/40	2,310	2,452
5.375% 6/15/43	16,220	17,214
Series 2012 BB, 5.25% 6/15/44	2,330	2,518
Series 2012 CC, 5% 6/15/45	8,000	8,532
Series 2013 2, 5% 6/15/47	12,540	13,440
Series 2014 BB, 5% 6/15/46	9,785	10,492
Series 2014 CC, 5% 6/15/47	6,200	6,700
Series 2014 DD, 5% 6/15/35	10,000	11,027
Series 2015 AA, 5% 6/15/44	6,200	6,726
Series 2015 FF, 5% 6/15/32	2,000	2,225
Series 2017 EE, 5% 6/15/37	10,000	11,139
Series 2018 BB, 5% 6/15/31	7,130	8,113
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.):
Series 2015 S-1, 5% 7/15/35	4,000	4,364
Series 2018 S-1, 5% 7/15/30	9,000	10,229
Series 2009 S5, 5.25% 1/15/39	8,000	8,056
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,343
Series 2016 S1, 5% 7/15/33	2,165	2,392
Series 2016:
5% 7/15/32	15,000	16,632
5% 7/15/35	5,000	5,494
Series S1, 5% 7/15/28	9,000	9,771
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,230
Series 2013 F:
5% 2/1/31	6,000	6,517
5% 2/1/32	5,000	5,425
Series 2013 F1, 5% 2/1/28	11,120	12,135
Series 2014 D1:
5% 2/1/27	5,000	5,554
5% 2/1/28	5,000	5,533
5% 2/1/29	7,500	8,269
5% 2/1/31	4,300	4,725
5% 2/1/32	1,515	1,663
Series 2015 E1, 5% 2/1/41	8,000	8,686
Series 2017 A-1, 5% 5/1/34	1,065	1,183
Series 2017 B, 5% 8/1/34	2,640	2,943
Series 2017 E, 5% 2/1/33	5,290	5,922
Series 2017 E-1, 5% 2/1/34	4,500	5,021
Series 2017 F:
5% 5/1/32	14,730	16,514
5% 5/1/33	5,000	5,614
5% 5/1/34	7,000	7,832
5% 5/1/35	11,795	13,159
5% 5/1/38	5,000	5,536
Series 2018 A-2, 5% 8/1/35	6,045	6,762
Series 2018 A2, 5% 8/1/39	5,000	5,533
Series 2018 B-1, 5% 8/1/34	3,000	3,365
Series 2018 C2:
5% 5/1/33	5,000	5,675
5% 5/1/34	15,000	16,960
5% 5/1/37	14,665	16,404
Series A, 5% 8/1/28	3,500	3,906
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	20,000	20,549
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,647
5% 11/15/30	2,000	2,249
5% 11/15/33	9,115	10,135
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	889
5% 2/15/37	7,500	7,997
Series 2013 A, 5% 2/15/30	18,985	20,805
Series 2014 A:
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	10
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	20
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	10
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,474
5% 10/1/30	3,355	3,792
Series 2016 G:
5% 10/1/29	2,415	2,740
5% 10/1/30	2,340	2,638
Series 2015 A:
5% 7/1/28	5,000	5,571
5% 7/1/29	5,000	5,549
5% 10/1/29	785	889
5% 5/1/30	3,450	3,799
5% 7/1/30	5,000	5,530
5% 7/1/30	10,120	11,379
5% 10/1/30	535	603
5% 5/1/31	11,000	12,072
5% 7/1/31	15,000	16,551
5% 10/1/31	1,595	1,792
5% 10/1/32	1,550	1,735
Series 2015 B:
5% 7/1/28	1,300	1,468
5% 10/1/28	1,000	1,129
5% 7/1/29	1,400	1,580
5% 10/1/29	1,470	1,650
5% 7/1/30	1,400	1,579
5% 7/1/31	1,400	1,572
5% 7/1/32	1,450	1,624
5% 7/1/33	1,750	1,954
5% 10/1/33	1,010	1,123
5% 10/1/34	1,070	1,185
5% 7/1/40	2,545	2,803
Series 2015:
5% 12/1/19 (a)	1,100	1,127
5% 12/1/20 (a)	1,200	1,253
5% 12/1/21 (a)	800	850
5% 12/1/23 (a)	700	764
5% 12/1/24 (a)	600	662
5% 12/1/27 (a)	1,200	1,315
Series 2016 A:
5% 7/1/31	1,200	1,344
5% 7/1/31	600	682
5% 7/1/32	800	908
5% 7/1/33	800	890
5% 7/1/33	1,800	2,036
5% 7/1/34	650	721
5% 7/1/35	500	553
5% 7/1/41	1,000	1,083
Series 2016 E, 5% 10/1/31	1,945	2,191
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,681
(Cornell Univ. Proj.):
Series 2008 C, 5% 7/1/37	6,000	6,246
Series 2009 A, 5% 7/1/22	445	454
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,249
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,697
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,565
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,224
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,331
Series 2010 A, 5% 7/1/41	12,000	12,520
Series 2012:
5% 7/1/23	1,000	1,093
5% 7/1/38	1,000	1,073
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,570
5% 10/1/27 (FSA Insured)	1,000	1,117
5% 10/1/28 (FSA Insured)	1,000	1,113
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,017
Series 2014 A, 5% 3/15/36	8,180	8,977
Series 2018 C:
5% 3/15/35	18,870	21,291
5% 3/15/38	7,025	7,860
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/29	17,000	18,513
Series 2016 B1, 5% 11/15/36	5,000	5,566
Series 2016 B2, 5% 11/15/37	12,700	14,128
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	10,000	10,862
Series 2012 H:
5% 11/15/24	1,480	1,611
5% 11/15/24 (Pre-Refunded to 11/15/22 @ 100)	1,810	2,008
5% 11/15/33	1,570	1,689
5% 11/15/33 (Pre-Refunded to 11/15/22 @ 100)	1,935	2,146
5% 11/15/42	3,110	3,325
5% 11/15/42 (Pre-Refunded to 11/15/22 @ 100)	1,640	1,819
Series 2013 A:
5% 11/15/43	2,535	2,681
5% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	715	801
Series 2013 E, 5% 11/15/43	15,375	16,344
Series 2014 A1, 5% 11/15/44	8,000	8,500
Series 2014 B, 5.25% 11/15/44	6,300	6,910
Series 2014 D, 5.25% 11/15/44	5,000	5,524
Series 2015 A1:
5% 11/15/40	5,000	5,380
5% 11/15/45	1,200	1,282
Series 2015 B:
5% 11/15/26 (Pre-Refunded to 5/15/25 @ 100)	1,495	1,728
5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	1,000	1,156
5% 11/15/29	2,125	2,361
Series 2016 A1, 5% 11/15/46	31,830	34,180
Series 2016 B:
5% 11/15/34	1,490	1,642
5% 11/15/35	8,375	9,199
Series 2017 C-2:
0% 11/15/27	1,600	1,160
0% 11/15/29	15,820	10,431
0% 11/15/32	18,000	10,201
5.5% 11/15/18	445	446
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37	5,400	5,982
Series A:
5% 2/15/34	845	852
5% 2/15/39	1,215	1,224
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,293
5% 1/1/35	6,455	7,064
5% 1/1/41	9,320	10,094
5% 1/1/46	7,285	7,866
5% 1/1/51	23,625	25,326
Series 2018 L:
5% 1/1/27	1,250	1,452
5% 1/1/28	1,250	1,453
5% 1/1/29	1,865	2,157
5% 1/1/30	1,000	1,150
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (b)	5,000	5,404
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,215
5% 7/1/46 (b)	6,200	6,451
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A:
5% 3/15/29	8,950	10,259
5% 3/15/34	5,000	5,586
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	17,613
Series 2013 C, 5% 3/15/30	4,540	4,977
Series 2014 A, 5% 3/15/44	3,980	4,349
Series 2015 A, 5% 3/15/45	18,970	20,876
Series 2016, 5% 3/15/32	3,000	3,358
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,836
5% 6/15/24 (FSA Insured)	1,450	1,616
5% 6/15/25 (FSA Insured)	1,670	1,849
Rockland County Gen. Oblig.:
Series 2014 A, 5% 3/1/24 (FSA Insured)	1,600	1,802
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	846
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,054
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	2,846
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,106
5% 7/1/26	1,280	1,407
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,118
5% 3/1/25	500	564
5% 3/1/26	500	559
5% 3/1/27	350	390
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,191
5% 6/1/29	3,000	3,264
5% 6/1/30	2,500	2,705
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,845
0% 11/15/28	2,500	1,761
Series 2013 C, 5% 11/15/29	6,340	6,970
Series 2015 A, 5.25% 11/15/45	10,820	12,166
Series 2017 B, 5% 11/15/36	5,000	5,588
Series B, 5% 11/15/31	8,280	9,868
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,004
5.125% 9/1/40	8,055	8,373
Series 2015:
5% 8/1/26	1,385	1,568
5% 8/1/27	1,600	1,798
5% 8/1/28	1,565	1,749
5% 8/1/32	1,000	1,099
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	336
5% 4/1/30	350	389
5% 4/1/31	335	372
5% 4/1/32	1,000	1,106
5% 4/1/34	1,045	1,150
5% 4/1/35	1,180	1,295
5% 4/1/40	1,400	1,521
5% 4/1/45	2,250	2,433
Yonkers Gen. Oblig.:
Series 2015 A, 5% 3/15/22 (Pre-Refunded to 3/15/21 @ 100)	750	801
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	788
5% 8/1/22 (FSA Insured)	510	558
5% 8/1/23 (FSA Insured)	300	335
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,734
5% 9/1/27 (FSA Insured)	3,755	4,211
5% 8/1/28 (FSA Insured)	2,060	2,305
5% 9/1/28 (FSA Insured)	3,945	4,416
5% 8/1/29 (FSA Insured)	1,500	1,672
5% 9/1/29 (FSA Insured)	4,150	4,629
5% 8/1/30 (FSA Insured)	1,500	1,666
5% 9/1/30 (FSA Insured)	4,365	4,852

TOTAL NEW YORK		1,477,779

New York And New Jersey - 6.0%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,313
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	26,086
185th Series:
5% 9/1/26 (b)	10,150	11,234
5% 9/1/27 (b)	6,200	6,820
5% 9/1/28 (b)	7,350	8,065
85th Series, 5.375% 3/1/28	6,280	7,176
Series 202, 5% 10/15/36 (b)	5,455	5,966

TOTAL NEW YORK AND NEW JERSEY		96,660

TOTAL MUNICIPAL BONDS
(Cost $1,591,283)		1,574,439
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $1,591,283)		1,574,439
NET OTHER ASSETS (LIABILITIES) - 2.0%		32,877
NET ASSETS - 100%		$1,607,316

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,050,000 or 0.6% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018